Income Taxes - Schedule of Loss before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Tax jurisdiction from:
Loss before income taxes provision	$ (9,236,201)	$ (7,182,677)	$ (4,362,274)	$ (5,516,224)
Malaysia [Member]
Tax jurisdiction from:
Tax jurisdiction foreign	(60,417)	(46,984)	(40,798)	(81,299)
Philippines [Member]
Tax jurisdiction from:
Tax jurisdiction foreign	(284,109)	(220,941)
Singapore [Member]
Tax jurisdiction from:
Tax jurisdiction local	$ (8,891,675)	$ (6,914,752)	$ (4,321,476)	$ (5,434,925)